Subsequent events (Details) ₪ in Millions, $ in Millions, $ in Millions			1 Months Ended									12 Months Ended
	Jul. 15, 2019 ILS (₪)	Jul. 11, 2019 USD ($)	Oct. 31, 2019	Oct. 30, 2019	Oct. 18, 2019	Sep. 03, 2019	Aug. 31, 2019 ILS (₪)	Aug. 31, 2019 ILS (₪)	Aug. 21, 2019	Jul. 31, 2019 USD ($)	Jul. 19, 2019	Jun. 30, 2019 ARS ($) ha	Sep. 02, 2019 ILS (₪)
Subsequent events (Textual)
Changes in value of currencies, percentage												40.00%
Foreign currency loss (Net of tax effect) | $												$ 12,300
Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Reduction in interest rate						35.30%
Description of purchase/sale agreement						IDBD concluded an agreement for the sale of an additional 6% of Clal shares, of which 1% will be collected in cash (approximately NIS 29) and the remaining 5% through the receipt of IDBD's own debentures for a nominal value of approximately NIS 190 million. The agreed price of Clal share was NIS 52.5 and the discount value applied to the IDBD negotiable obligations was between 25% -21% discount with respect to the nominal value.
Description of shareholders' meeting				(i) the absorption of the accumulated net losses as of June 30, 2019 against the special reserve and the Special reserve Related to CNV General Resolution N° 609/12 and (ii) the distribution of up to 13 million treasury shares. On the other hand, it resolved to: - Increase the capital stock of the Company for a total amount of up to a nominal value of 180 million, and up to 180 million ordinary shares of Ps. 1 nominal value and one vote per share (equivalent to 33.49% of the current capital stock). - Implement an incentive plan to employees, management and Directors of the Company for up to 1% of the capital stock of the Company. - Empower the Board of Directors to implement the above mentioned decisions.
Advance payment of debentures | ₪							₪ 131
Availability of cash or cash equivalents, description			Resident natural persons must obtain prior approval from the Central Bank to constitute external assets, remit family aid and the formation of guarantees and operational payments related to derivative transactions, in case the total amount of the above-mentioned transactions exceeds the equivalent of US$ 200 per month in all entities licensed to operate in foreign exchange market of which only up to US$ 100 may be acquired in cash, otherwise, the transaction shall be carried out by debit to local accounts. Previously, such monthly limit amount was US$ 10,000, in accordance with Communication “A” 6770.
Payment of debts stemming, description			Prior approval from the Central Bank is also applicable for access to the foreign exchange market to make payments of debts stemming from imports of goods with related companies abroad when the following requirements are met: a) the relevant debt is pending as of August 31, 2019 and b) the debt exceeds the equivalent of US$ 2 million per month per resident customer.
Reporting obligations, description			Communication “A” 6815 set forth reporting obligations on entities licensed to operate in the foreign exchange market about foreign currency transactions that exceed the amount of USD 2,000,000 per day and per customer or transactions made directly by the such entities.
Foreign exchange market for non-residents, description			Prior approval from the Central Bank will be required for non-residents to access the foreign exchange market in case of amounts greater than the equivalent of US$ 100 per month in all entities licensed to operate in foreign exchange transactions. Previously, such monthly limit amount was US$ 1,000 in accordance with Communication “A” 6770.
Security loan of description					The Board of Directors of Cresud has approved the granting of a loan of 3,235,000 American Depositary Receipts (ADRs) of IRSA Inversiones y Representaciones Sociedad Anónima, held by the Company, to Inversiones Financieras del Sur S.A., a company controlled by the Company’s president. The loan has been guaranteed by Inversiones Financieras del Sur S.A. with shares of equivalent value.
Non - adjusting events after reporting period [Member] | Board of Directors [Member]
Subsequent events (Textual)
Right to demand an advance | ₪								₪ 40
Additional repurchase of debentures | ₪	₪ 200
Repurchase debentures | ₪	₪ 300
Description of treasury shares									The Board of Directors of Cresud approved the repurchase of shares issued by the Company and established the terms and conditions for the acquisition of treasury shares, under the terms of Article 64 of Law No. 26,831 and the CNV rules, for up to a maximum amount of Ps. 300 million and up to 10% of the share capital in the form of ordinary shares or American Depositary Shares ("ADS") representative of 10 shares each, up to daily limit of up to 25% of the average volume of daily transactions that the Company's shares have experienced, jointly in the listed markets, during the previous 90 business days, and at a maximum price of up to US$ 10.00 per ADS and up to a maximum value in pesos equivalent to the maximum price per ADS divided by 10 and multiplied by the value of the exchange rate of the National Bank of at each period. The term for the repurchase period was set up to 120 days, beginning the day following the date of publication of the information in the Daily Bulletin of the Buenos Aires Stock Exchange.
Non - adjusting events after reporting period [Member] | Sale of interest in Gav-Yam [Member]
Subsequent events (Textual)
Description of sale of interest										On July 1, 2019, PBC sold approximately 11.7% of its equity interest in Gav-Yam's through private agreements. After this transaction, the holding of PBC in Gav-Yam changed from 51.7% to 40.0%. The consideration received for said sale was NIS 456 (approximately Ps. 5,472 at the date of the transaction). Additionally, on September 1, 2019, PBC sold approximately an additional 5.14% of Gav-Yam, therefore the stake of PBC in Gav-Yam went from 51.7% to 34.9%, the consideration received was NIS 224 (approximately Ps. 2,688 as of that day). It is estimated that as a result of these sales, PBC will lose control over Gav-Yam and will deconsolidate said investment.
IRSA [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Description of shareholders' meeting										The second tranche of Class I NCN was auctioned, under the Program approved by the Shareholders' Meeting for up to US$ 350 million, and the liquidation took place on August 6, 2019. The amount of such liquidation was US$ 85 million. Additionally, on the same date the auction of the first tranche of Class II NCN was carried out. The result was 31,502 Chilean pesos, equivalent to US$ 45.
IRSA [Member] | Non - adjusting events after reporting period [Member] | Condor Merger Agreement [Member]
Subsequent events (Textual)
Description of shareholders' meeting											Condor signed an agreement and merger plan with a company not related to the Group. The agreement set that each ordinary share, whose nominal value is US$ 0.01 per share will be cancelled before the merger and will have the right to receive a cash amount equivalent to US$ 11.10 per ordinary share. Additionally, in accordance with the terms and conditions of the merger agreement, each Series E convertible share will be automatically cancelled and will become entitled to receive a cash amount equal to US$ 10.00 per share. It is estimated that the operation will be completed between October 2019 and December 2019. At the date of issuance of these financial statements, the Group held 2,197,023 ordinary shares and 325,752 Series E shares.
Jatoba Farms [member]
Subsequent events (Textual)
Initial payment | $												$ 36
Area of land | ha												893
Description of installments												The remaining balance will be paid in six annual installments.
Arable hectare equivalent | $												$ 249
Purchase-Sale Agreement [member]
Subsequent events (Textual)
Area of land | ha												1,134
Agreement to sell plot of land in US [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Sale of the aforementioned land | $										$ 18
IDBD Financing Agreement [Member] | Non - adjusting events after reporting period [Member]
Subsequent events (Textual)
Partial prepayment | ₪													₪ 70
Cresud - NCN Class XXV [Member]
Subsequent events (Textual)
Non-convertible notes maturity term		24 months
Non-convertible notes fixed interest rate per annum		9.00%
Cresud - NCN Class XXV [Member] | USD [Member]
Subsequent events (Textual)
Non-convertible notes nominal value | $		$ 595